Note 9 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Net income / (loss), continuing operations	$ (765,615)	$ 771,825
Dividend Series B Preferred shares	(949,152)	(850,708)
Preferred deemed dividend	(504,577)
Net loss attributable to common shareholders, continuing operations	$ (2,219,344)	$ (78,883)
Weighted average common shares – outstanding, continuing operations (in shares)	12,340,060	11,133,764
Basic and diluted loss per share, continuing operations (in dollars per share)	$ (0.18)	$ (0.01)
Net loss attributable to common shareholders, discontinued operations		$ (1,421,001)
Net loss attributable to common shareholders	$ (2,219,344)	$ (1,499,884)
Basic and diluted loss per share (in dollars per share)	$ (0.18)	$ (0.13)
Preferred Class B [Member]
Dividend Series B Preferred shares	$ (949,152)	$ (850,708)